Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 RM / shares	Dec. 31, 2025 ₱ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 RM / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 RM / shares
Schedule of Currency Exchange Rates [Abstract]
Year-end spot rate | (per share)	$ 0.7727	$ 1	RM 3.1596	₱ 45.8484	$ 0.732	$ 1	RM 3.2862	$ 0.758	$ 1	RM 3.4819
Average rate | (per share)	$ 0.7627	$ 1	RM 3.2661	₱ 44.0038	$ 0.7482	$ 1	RM 3.4112	$ 0.7447	$ 1	RM 3.40002